[INVESCO ICON] INVESCO FUNDS                    INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, Colorado 80237
                                                Tel: 800.525.8085
                                                www.invesco.com

                                                A MEMBER OF THE AMVESCAP GROUP



May 11, 2001



Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:   INVESCO COUNSELOR SERIES FUNDS, INC.
      1933 ACT NO. 333-36074
      1940 ACT NO. 811-09913
      CIK  NO. 0001112996

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497j), INVESCO Counselor Series Funds, Inc. (the "Company") hereby submits for filing on EDGAR this certification that the definitive form of its Class A, B and C Prospectus for INVESCO Advantage Global Health Sciences Fund and Statement of Additional Information do not differ from that contained in Post-Effective Amendment No. 4 under the 1933 Act to the Company's Registration Statement. The Post-Effective Amendment was filed electronically on May 8, 2001 and became effective on May 9, 2001.

If you have any questions or comments, please contact Kim Springer at 303-930-6671 or the undersigned at 303-930-6243.

Sincerely,


/s/ Tane T. Tyler
-----------------
Tane T. Tyler
Vice President and
Assistant General Counsel

TTT/lm